Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Apr. 28, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	REPLICEL LIFE SCIENCES INC.
Entity Central Index Key	0001205059
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		36,035,109
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false